Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Rental income	$ 100,002	$ 97,435	$ 301,157	$ 277,276	$ 387,108	$ 336,359	$ 346,490
Expenses:
Property operating expense	14,265	14,717	42,158	39,091	55,301	49,509	50,918
Property tax expense	9,330	10,050	28,291	27,722	37,035	44,662	44,980
Property management fees to non-affiliates	1,032	822	2,780	2,620	3,528	0	0
Asset management fees to affiliates					0	23,668	23,499
Property management fees to affiliates					0	9,479	9,782
Self administration transaction expense					0	1,331	0
General and administrative expenses	8,207	7,519	23,280	17,708	26,078	6,968	7,322
Corporate operating expenses to affiliates	625	729	1,875	1,453	2,745	3,594	2,652
Impairment provision	9,572	0	22,195	0	30,734	0	8,460
Depreciation and amortization	39,918	41,440	120,947	112,311	153,425	119,168	116,583
Total expenses	82,949	75,277	241,526	200,905	308,846	258,379	264,196
Income before other income and (expenses)	17,053	22,158	59,631	76,371	78,262	77,980	82,294
Other income (expenses):
Interest expense	(20,314)	(19,560)	(59,321)	(53,642)	(73,557)	(55,194)	(51,015)
Other income (loss), net	238	(1,850)	3,292	(370)	1,340	275	537
(Loss) Gain from investment in unconsolidated entities	(4,452)	3,027	(6,523)	1,919	(5,307)	(2,254)	(2,065)
Management fee revenue from affiliates	0	0	0	6,368	6,368	0	0
Gain from disposition of assets	0	8,441	4,268	8,441	29,938	1,231	116,382
Net (loss) income	(7,475)	12,216	1,347	39,087	37,044	22,038	146,133
Distributions to redeemable preferred shareholders	(2,255)	(2,047)	(6,349)	(6,141)	(8,188)	(3,275)	0
Net loss (income) attributable to noncontrolling interests	1,166	(1,149)	598	(4,226)	(3,749)	(789)	(5,120)
Net (loss) income attributable to controlling interest	(8,564)	9,020	(4,404)	28,720	25,107	17,974	141,013
Distributions to redeemable noncontrolling interests attributable to common stockholders	(43)	(81)	(165)	(240)	(320)	(356)	(356)
Net (loss) income attributable to common stockholders	$ (8,607)	$ 8,939	$ (4,569)	$ 28,480	$ 24,787	$ 17,618	$ 140,657
Net (loss) income attributable to common stockholders per share, basic and diluted	$ (0.04)	$ 0.04	$ (0.02)	$ 0.13	$ 0.11	$ 0.10	$ 0.80
Weighted average number of common shares outstanding, basic and diluted	230,159,620	246,609,614	229,950,613	217,375,026	222,116,812	169,492,659	175,611,890
Cash distributions declared per common share	$ 0.09	$ 0.13	$ 0.32	$ 0.46